TRADE RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
TRADE RECEIVABLES

5. TRADE RECEIVABLES

As of March 31, 2023 and December 31, 2022, the Company had related party receivables of $0 and $25,000, respectively.

The following table provides the percentage of total trade receivables attributable to a single customer that accounts for 10% or more of the Company’s outstanding receivables:

	As of	As of
	March 31, 2023	December 31, 2022
Customer A	17.2%	10.9%
Customer B	12.9%	9.9%
Customer C	10.5%	-%
Customer D	10.1%	3.8%
Customer E	1.0%	19.5%
Customer F	2.2%	16.6%

5. TRADE RECEIVABLES

As of December 31, 2022 and 2021, the Company had related party receivables of $25,000 and $4,000, respectively. As of December 31, 2022, receivables from five customers made up 64% of the Company’s receivables. As of December 31, 2021 four customers made up 49% of the outstanding receivables with only one customer being the same customer as referred to with respect to the December 31, 2022 concentration.

An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiaries have determined to be doubtful of collection. As of December 31, 2022 and December 31, 2021, there were no allowances for doubtful accounts.